Segment Information - Summary of Geographical Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure of geographical areas [line items]
Sales revenues	¥ 27,214,594	¥ 29,866,547
Operating expenses	25,016,845	27,467,315
Operating income	2,197,748	2,399,232
Total assets	62,267,140	53,972,363	¥ 53,416,405
Non-current assets	13,048,143	11,922,190	12,076,315
Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	27,214,594	29,866,547
Japan [Member]
Disclosure of geographical areas [line items]
Sales revenues	14,948,931	16,441,852
Operating expenses	13,799,715	14,856,576
Operating income	1,149,217	1,585,276
Total assets	19,674,666	18,221,453	17,436,485
Non-current assets	5,232,862	4,697,388	4,752,955
Japan [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	8,587,193	9,503,238
Japan [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	6,361,739	6,938,614
North America [Member]
Disclosure of geographical areas [line items]
Sales revenues	9,491,803	10,642,034
Operating expenses	9,090,442	10,388,830
Operating income	401,361	253,205
Total assets	20,138,715	18,579,078	17,752,487
Non-current assets	5,705,770	5,517,466	5,619,582
North America [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	9,325,950	10,419,869
North America [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	165,853	222,165
Europe [Member]
Disclosure of geographical areas [line items]
Sales revenues	3,134,489	3,355,357
Operating expenses	3,026,518	3,211,540
Operating income	107,971	143,817
Total assets	5,074,409	4,264,022	3,980,823
Non-current assets	751,245	570,563	473,276
Europe [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	2,968,289	3,133,227
Europe [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	166,200	222,130
Asia [Member]
Disclosure of geographical areas [line items]
Sales revenues	5,045,295	5,293,231
Operating expenses	4,609,354	4,929,684
Operating income	435,940	363,547
Total assets	6,548,343	5,307,513	5,283,390
Non-current assets	896,542	708,066	773,293
Asia [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	4,555,897	4,785,489
Asia [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	489,398	507,741
Other [Member]
Disclosure of geographical areas [line items]
Sales revenues	1,872,895	2,114,111
Operating expenses	1,813,048	2,030,110
Operating income	59,847	84,001
Total assets	3,469,635	2,881,536	3,107,162
Non-current assets	461,723	428,707	457,208
Other [Member] | Revenues from external customers [Member]
Disclosure of geographical areas [line items]
Sales revenues	1,777,266	2,024,724
Other [Member] | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	95,630	89,387
Inter-segment Elimination/Unallocated Amount
Disclosure of geographical areas [line items]
Sales revenues	(7,278,820)	(7,980,038)
Operating expenses	(7,322,232)	(7,949,425)
Operating income	43,413	(30,613)
Total assets	7,361,372	4,718,761	¥ 5,856,058
Inter-segment Elimination/Unallocated Amount | Inter-segment revenues and transfers [Member]
Disclosure of geographical areas [line items]
Sales revenues	¥ (7,278,820)	¥ (7,980,038)